Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2017 and 2018 (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Customer deposits on NetEase Pay accounts	1,554,789	1,369,672
Marketing expenses and promotion materials	1,434,596	2,102,970
Accrued fixed assets related payables	294,970	413,723
Server custody fees and telecommunication charges	232,395	260,280
Accrued revenue sharing	187,838	373,559
Other staff related cost	38,950	80,400
Content cost	406,890	299,837
Professional fees	65,404	246,425
Accrued freight and warehousing charge	257,877	455,561
Others	218,601	246,036
	4,692,310	5,848,463